Leases - Components of Lease Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Lease cost:
Reduction in the carrying amount of ROU assets	$ 1,721	$ 1,910	$ 2,481
Interest of operating lease liabilities	101	90	115
Expenses for short-term lease within 12 months	573	563	417
Total lease cost	$ 2,395	$ 2,563	$ 3,013